Organization and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jan. 29, 2019	Nov. 16, 2018	Dec. 31, 2020 shares	May 07, 2020 shares	Jan. 10, 2020 CNY (¥)	Jan. 10, 2020 USD ($)	Dec. 31, 2019 shares	Jan. 28, 2019 CNY (¥)	Jul. 24, 2018 CNY (¥)	Jul. 18, 2018	Jan. 01, 2018
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%			100.00%
Common stock, shares (in Shares)			27,037,302				19,400,000
Equity transfer agreements, description	WFOE holds 100% of equity interests of ZH which holds 100% of equity interest in Kashgar Times and Holgus X. WFOE is the primary beneficiary of QY which holds 100% equity interest in SG, HX and LH. These transactions were between entities under common control, and therefore accounted for in a manner similar to the pooling of interest method.	Sixiang Times and other minority shareholders respectively entered into certain equity transfer agreements with Sixiang Huizhi (Beijing) Technology Culture Co., Ltd. (“HZ”) and Tianjin Sihui Peiying Technology Co., Ltd. (“SY”), and transfer 100% equity interest in SG to HZ, and transfer 100% equity interest in HX and LH to HZ and SY accordingly. Both HZ and SY were ultimately controlled by TF.
Sixiang Times [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage											65.00%
Holgus [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage										100.00%
Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage									100.00%
Zhihui Qiyuan (Beijing) Technology Co., Ltd. (“QY”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interest, percentage								100.00%
Consideration amount (in Yuan Renminbi) | ¥								¥ 32,000
Lixiaozhi (Chongqing) Internet Technology Co., Ltd. (“LXZ”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage					100.00%	100.00%
Cash Consideration					¥ 200	$ 28
WFOE [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%
Sixiang Zhihui (Beijing) Technology Co., Ltd. (“ZH”) [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage	100.00%
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year			20 years
Term extended			1 year
Share Exchange Agreement [Member]
Organization and Principal Activities (Details) [Line Items]
Equity interests acquired, percentage				100.00%
Common stock, shares (in Shares)				19,400,000
Consideration of ordinary shares (in Shares)				3,000,000
Kashgar [Member]
Organization and Principal Activities (Details) [Line Items]
Consideration amount (in Yuan Renminbi) | ¥									¥ 10,000
Exclusive Option Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Effective term, year			20 years
Term extended			1 year
Renewal extension, term year			1 year
Exclusive Business Cooperation Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Renewal extension, term year			1 year